Note 8 - Leases (Details Textual)	9 Months Ended		12 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Note To Financial Statement Details Textual
Operating Lease, Expense	$ 282,000	$ 174,000	$ 232,000	$ 225,000
Finance Lease, Liability, Total	$ 0
Lessee, Operating Lease, Not yet Commenced	0
Lessee, Finance Lease, Not yet Commenced	0
Sublease Income	$ 104,000